Income Taxes (Details 1) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 237,391	$ 134,378
Net operating loss carryforward in Hong Kong	155,879	137
Valuation allowance	(393,270)	(134,515)
Total net deferred tax assets